Related Party Transactions - Additional Information (Detail)	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($) RelatedParty	Sep. 30, 2017 USD ($) Executives shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Jun. 14, 2017 shares
Related Party Transaction [Line Items]
Stock-based compensation expense recognized		$ 11,710,000	$ 10,169,000	$ 19,511,000	$ 15,527,000
Percentage of outstanding common stock holding		5.00%		5.00%
Convertible Bonds
Related Party Transaction [Line Items]
Amounts owed to related party	$ 4,000,000	$ 24,000,000	24,000,000
Amount purchased in convertible bonds by holders of outstanding common stock and entity affiliate				$ 10,000,000
Number of related parties received convertible bonds | RelatedParty	2
Bonds converted into shares of common stock | shares							2,727,273
Executive Officer
Related Party Transaction [Line Items]
Issuance of restricted stock | shares		2,520,000			1,200,000	1,320,000
Stock Price | $ / shares					$ 5.50	$ 4.55
Promissory notes issued					$ 6,600,000	$ 6,000,000
Promissory note maturity term		3 years
Stock-based compensation expense recognized		$ 0	3,100,000	$ 6,900,000	$ 4,000,000
Number of executives | Executives		1
Avalon BioMedical
Related Party Transaction [Line Items]
Common stock shares held by related parties | shares		678,880		678,880	678,880
Percentage of common stock issued shares		1.10%
Pharma Essentia
Related Party Transaction [Line Items]
Licenses revenue		$ 500,000	0	$ 0	$ 100,000
Taisheng
Related Party Transaction [Line Items]
Purchases of pharmaceutical ingredients from related party		0	200,000	200,000	100,000
Amounts owed to related party		0	0	300,000	200,000
ZenRx
Related Party Transaction [Line Items]
Amounts owed to related party		100,000
ZenRx | Clinical Development Services
Related Party Transaction [Line Items]
Payments to related party for services received		500,000			200,000
ZenRx | Clinical Development Services | Maximum
Related Party Transaction [Line Items]
Payments to related party for services received			100,000	100,000
RSJ Consulting LLC
Related Party Transaction [Line Items]
Consulting services incurred		$ 100,000		$ 200,000	$ 100,000
RSJ Consulting LLC | Maximum
Related Party Transaction [Line Items]
Consulting services incurred			$ 200,000